VESSELS UNDER CAPITAL LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2013
Leases, Capital [Abstract]
Book value of vessels under capital lease [Table Text Block]

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2010	2,314,915	(887,389)	1,427,526
Disposals	(153,136)	87,678
Transfers to vessels and equipment	(88,000)	34,267
Lease modification	—	(156,310)
Depreciation	—	(129,853)
Balance at December 31, 2011	2,073,779	(1,051,607)	1,022,172
Disposals	(110,625)	100,806
Impairment loss	(32,042)	—
Lease modification	9,115	—
Depreciation	—	(96,337)
Balance at December 31, 2012	1,940,227	(1,047,138)	893,089
Disposals	(159,016)	155,848
Impairment loss	(153,508)	49,784
Depreciation	—	(81,389)
Balance at December 31, 2013	1,627,703	(922,895)	704,808

Schedule of future minimum lease payments for capital leases
The outstanding obligations under capital leases are payable as follows:

(in thousands of $)
Year ending December 31,
2014	95,663
2015	94,373
2016	158,300
2017	121,442
2018	115,283
Thereafter	474,621
Minimum lease payments	1,059,682
Less: imputed interest	(270,334)
Present value of obligations under capital leases	789,348

Summary of company activity with non consolidated lessor entities
The following table discloses information about the Company's activity with these non-consolidated lessor entities in the three year period ended December 31, 2013:

(in thousands of $)	2013	2012	2011
Exercise of purchase option	—	—	56,090
Repayments of principal obligations under capital leases	12,260	11,665	56,113
Contingent rental (income) expense	(7,761)	2,436	—
Interest expense for capital leases	5,389	6,301	11,248
Deferred lease obligation	—	3,795	—